Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Sep. 30, 2020	Aug. 18, 2020	Mar. 31, 2020	Jan. 01, 2019
Accounting Policies [Line Items]
Offering costs			$ 37,773,402	$ 37,773,402
Unrecognized tax benefits	$ 0		0	0		$ 0
Accrued for interest and penalties	$ 0		$ 0	$ 0		$ 0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	29,600,000		29,600,000	29,600,000		29,600,000
Cash, FDIC Insured Amount	$ 250,000		$ 250,000	$ 250,000		$ 250,000
Retained Earnings (Accumulated Deficit)	(100,944,138)		(100,944,138)	(185,775,870)		(185,775,870)				$ (81,470,011)	$ (8,383,156)
Cypress Holdings Inc And Subsidiaries [Member]
Accounting Policies [Line Items]
Unrecognized tax benefits				3,045,000		3,045,000	$ 2,306,000	$ 1,508,000
Revenue remaining performance obligation amount	855,000,000		855,000,000	855,000,000		855,000,000
Revenue remaining performance obligation revenue to be recognized year 2021	398,000,000		398,000,000	405,000,000		405,000,000
Revenue remaining performance obligation revenue to be recognized thereafter	457,000,000		457,000,000	450,000,000		450,000,000
Deferred revenue, revenue recognized	26,400,000	$ 24,400,000	25,600,000		$ 24,800,000	25,100,000	22,800,000
Advertising Expense	400,000	500,000	500,000		800,000	1,600,000	1,300,000	1,200,000
Goodwill impairment charge	0	0	0		0	0	25,797,000	0
Impairment of intangible assets, finite lived			0		0	0	181,300,000	0
Retained Earnings (Accumulated Deficit)	(265,189,000)		(265,189,000)	(129,370,000)		(129,370,000)	(112,494,000)
Deferred contract costs	$ 28,667,000	$ 24,084,000	$ 28,667,000	$ 26,361,000	$ 24,084,000	$ 26,361,000	$ 23,270,000	$ 0	$ 26,554,000			$ 23,608,000
Equity Method Investment, Ownership Percentage	7.00%		7.00%
Operating lease liabilities	$ 50,884,000		$ 50,884,000
Operating right-of-use assets	$ 9,546,000		$ 9,546,000
Cypress Holdings Inc And Subsidiaries [Member] | Limited Partnership [Member]
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	7.00%		7.00%
Cypress Holdings Inc And Subsidiaries [Member] | Maximum [Member]
Accounting Policies [Line Items]
Capitalized contract cost, amortization period				5 years		5 years
Cypress Holdings Inc And Subsidiaries [Member] | Minimum [Member]
Accounting Policies [Line Items]
Capitalized contract cost, amortization period				3 years		3 years
Cypress Holdings Inc And Subsidiaries [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounting Policies [Line Items]
Deferred tax liabilities deferred expense													$ 4,000,000.0
Cypress Holdings Inc And Subsidiaries [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Employee Sales Commissions [Member]
Accounting Policies [Line Items]
Deferred contract costs													15,000,000.0
Cypress Holdings Inc And Subsidiaries [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Customer Implementations Costs [Member]
Accounting Policies [Line Items]
Deferred contract costs													900,000
Cypress Holdings Inc And Subsidiaries [Member] | Accounting Standards Update 2014-09 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounting Policies [Line Items]
Retained Earnings (Accumulated Deficit)													$ 11,900,000
Cypress Holdings Inc And Subsidiaries [Member] | Accounting Standards Update 2018-11 [Member]
Accounting Policies [Line Items]
Operating lease liabilities	$ 53,000,000.0		$ 53,000,000.0
Operating right-of-use assets	$ 47,100,000		47,100,000
Cypress Holdings Inc And Subsidiaries [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage						10.00%
Cypress Holdings Inc And Subsidiaries [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage						10.00%
Other Expense [Member]
Accounting Policies [Line Items]
Offering costs allocated to warrant liabilities			$ 1,150,871	$ 1,150,871